Securities at fair value through other comprehensive income and securities at amortized cost - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Dividends recognized related to eauity securities at fair value through other comprehensive income	₩ 86,107	₩ 60,139